Marketable securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Marketable Securities Held
The following tables summarize the carrying values of the marketable securities in the Consolidated Balance Sheet:

	As at December 31, 2017
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains	Carrying value
Archer	—	28	28
Seadrill Partners - Common Units	93	3	96
Total	93	31	124

	As at December 31, 2016
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains	Carrying value
Seadrill Partners - Common Units	93	17	110
Total	93	17	110

Gross Realized Gains and Losses Related to Marketable Securities
The following table summarizes the gross realized gains and losses from marketable securities during the years presented:

	Year ended December 31, 2017
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Archer	—	—	42	(14)	—	—	—
Seadrill Partners - Common Units	—	—	8	(22)	—	—	—
Total	—	—	50	(36)	—	—	—

	Year ended December 31, 2016
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Loss reclassified into income
Sapura Kencana	—	—	—	—	195	—	—
Seadrill Partners - Common Units	—	—	69	(52)	—	—	(153)
Total	—	—	69	(52)	195	—	(153)

	Year ended December 31, 2015
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Loss reclassified into income
Sapura Kencana	—	—	—	(130)	—	—	(178)
Seadrill Partners - Common Units	—	—	16	(346)	—	—	(574)
Total	—	—	16	(476)	—	—	(752)